INVESTMENTS - Market value of investees (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
ISA Energia
Associates
Percentage of shares in associates	21.63%	35.74%
Fair value	R$ 3,577,796	R$ 6,465,873
ISA Energia | Common shares
Associates
Percentage of shares in associates	9.73%
ISA Energia | Preferred shares
Associates
Percentage of shares in associates	29.28%
Equatorial Maranho Distribuidora de Energia S.A.
Associates
Percentage of shares in associates	33.41%
Fair value	R$ 1,270,047	1,605,618
Equatorial Maranho Distribuidora de Energia S.A. | Common shares
Associates
Percentage of shares in associates	33.34%
Equatorial Maranho Distribuidora de Energia S.A. | Preferred shares
Associates
Percentage of shares in associates	37.29%
Empresa Metropolitana de guas de Energia S.A. - EMAE
Associates
Percentage of shares in associates	40.44%
Fair value	R$ 627,521	R$ 881,518
Empresa Metropolitana de guas de Energia S.A. - EMAE | Preferred shares
Associates
Percentage of shares in associates	64.82%